Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net income for the year	$ 7,605	$ 24,995	$ 36,755
Actuarial gains (losses) on post-employment defined benefit plans
Recognized in equity	3,279	(3,574)	(1,583)
Deferred income tax	(375)	271	212
Actuarial gains (losses) on defined benefit pension plans, net	2,904	(3,303)	(1,371)
Unrealized gains (losses) on cash flow hedge - highly probable future exports
Recognized in equity	(15,627)	4,554	5,223
Reclassified to the statement of income	2,992	3,763	4,871
Deferred income tax	4,295	(2,830)	(3,432)
Unrealized gains / (losses) on cash flow hedge-highly probable future exports, net	(8,340)	5,487	6,662
Translation adjustments (1)
Recognized in equity	(2,290)	1,186	975
Share of other comprehensive income (loss) in equity-accounted investments
Recognized in equity	(261)	267	219
Other comprehensive income (loss)	(7,987)	3,637	6,485
Total comprehensive income (loss)	(382)	28,632	43,240
Comprehensive income attributable to shareholders of Petrobras	(373)	28,502	43,084
Comprehensive income (loss) attributable to non-controlling interests	$ (9)	$ 130	$ 156